CONCENTRATIONS	12 Months Ended
Dec. 31, 2021
CONCENTRATIONS [Abstract]
CONCENTRATIONS
NOTE 15 - CONCENTRATIONS

(a)	Customers

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended December 31, 2021, 2020 and 2019.

	Year ended		Year ended		Year ended
	December 31, 2021,		December 31, 2020,		December 31, 2019,
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$3,543,423	41%	$3,168,204	58%	$990,225	28%
B	2,556,537	30%	583,406	11%	-	-
C	848,399	10%	-	-	-	-
D	230,537	*	717,460	13%	886,396	25%
E	-	*	14,460	*	697,880	20%
Total	$7,178,896	81%	$4,483,530	82%	$2,574,501	73%

*	Indicates below 10%.

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of December 31, 2021 and 2020.

	As of December 31, 2021,		As of December 31, 2020,
Customer	Amount	% of Total	Amount	% of Total
A	$2,084,879	59%	$422,367	27%
E	864,106	25%	843,923	53%
Total	$2,948,985	84%	$1,266,290	80%

(b)	Suppliers

For the years ended December 31, 2021, 2020 and 2019, the Company’s material suppliers, each of whom accounted for more than 10% of the Company’s total purchases, were as follows:

	Year ended December 31, 2021,		Year ended December 31, 2020,		Year ended December 31, 2019,
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$2,219,792	21%	$-	-	$-	-
B	171,908	*	175,605	12%	923,025	31%
C	-	-	-	-	560,117	19%
D	-	-	-	-	393,275	13%
Total	$2,391,700	21%	$175,605	12%	$1,876,417	63%

*	Indicates below 10%.